FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
                                13(f) OF
        THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Securities and Exchange Commission
                         Washington, D.C. 20549

      Report for the Calendar Year or Quarter Ended March 31, 1999

             (Please read instructions before preparing form.)

                       If amended report check here:  _____

Name of Institutional Investment Manager:
Jefferson-Pilot Corporation


Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                            City         State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                     336.691.3375

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13th day of May, 1999.

                                  Jefferson-Pilot Corporation
                                  (Name of Institutional Investment Manager)


                                  /s/ Robert A. Reed
                                  (Conformed Signature of Person Duly Authorized
                                              to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

     13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name:                                                      13F File No.:
1. Jefferson-Pilot Life Insurance Company
2.
3.
4.

                                                Name of Reporting Manager Jefferson-Pilot Corporation
                                                                As of March 31, 1999

                                                                           Item 6                             Item 8
                                                                    Investment Discretion             Voting Authority (Shares)

                                                     Item 5             (b) Shared            Item 7
                   Item 2    Item 3      Item 4     Shares or           as Defined           Managers
Item 1             Title     Cusip     Fair Market  Principal     (a)   in Instr.v    (c)      See        (a)     (b)     (c)
Name of Issuer    of Class   Number      Value       Amount       Sole    Other     Shared   Instr. v     Sole   Shared   None
Airgas Inc         Common  009363102       581,719     69,459               X                   1         All
Allegheny Energy
  Inc              Common  017361106     9,634,700    326,600               X                   1         All
Alltell            Common  020039103     4,310,362     69,104               X                   1         All
Ameren Corporation Common  023608102     2,767,550     76,477               X                   1         All
American Electric
  Power Co         Common  025537101       992,200     25,000               X                   1         All
BankAmerica Corp   Common  06605F102   587,351,471  8,316,481               X                   1         All
Bellsouth Corp     Common  079860102    20,760,647    518,200               X                   1         All
Bristol-Myers
  Squibb Co        Common  110122108     7,695,000    120,000               X                   1         All
CIGNA Corp         Common  125509109     5,950,723     71,000               X                   1         All
Chevron Corp       Common  166751107     4,437,500     50,000               X                   1         All
Du Pont E I de
  Nemours & Co     Common  263534109     4,203,761     72,400               X                   1         All
Duke Energy Corp   Common  264399106    11,558,527    210,872               X                   1         All
Echelon
  International    Common  278747100        76,734      3,910               X                   1         All
Exxon Corp         Common  302290101     7,056,300    100,000               X                   1         All
FPL Group Inc      Common  302571104     9,996,197    187,722               X                   1         All
First Union Corp   Common  337358105    36,973,271    691,891               X                   1         All
Fort James Corp    Common  347471104        84,765      2,675               X                   1         All
GTE Corporation    Common  362320103    24,444,783    404,046               X                   1         All
Kansas City
  Pwr & Lgt        Common  485134100       472,800     19,200               X                   1         All
Keyspan Energy     Common  49337K106     2,211,000     88,000               X                   1         All
Kimberly Clark
  Corp             Common  494368103     3,115,970     65,000               X                   1         All
L G & E Energy
  Corp             Common  501917108    16,674,460    801,156               X                   1         All
Lincoln National
  Corp             Common  534187109    11,865,000    120,000               X                   1         All
Lucent Technologies
  Inc              Common  549463107       195,264      1,808               X                   1         All
Merck & Company
  Inc              Common  589331107     5,368,375     67,000               X                   1         All
Mobil Corporation  Common  607059102    10,626,704    120,758               X                   1         All
Piedmont Nat Gas   Common  720186105     8,864,695    253,277               X                   1         All
Potomac Electric
  Power Co         Common  737679100     5,683,193    245,092               X                   1         All
Public Svc Co NC   Common  744516105     3,962,994    139,665               X                   1         All
SBC Communications
  Inc              Common  78387G103    34,635,992    734,000               X                   1         All
Scana Corp         Common  805898103     7,660,679    353,222               X                   1         All
Southern Company   Common  842587107     7,464,823    320,200               X                   1         All
Sprint Corp        Common  852061100    19,378,314    197,486               X                   1         All
Sprint Corp        Common  852061506     2,049,166     46,243               X                   1         All
Suntrust Banks     Common  867914103    10,415,919    167,324               X                   1         All
Texas Utilities Co Common  882848104     2,520,000     60,000               X                   1         All
Time Warner        Common  887315109    20,798,628    293,712               X                   1         All
WPS Resources      Common  92931B106       324,500     11,000               X                   1         All
Wachovia Corp      Common  929771103     5,018,717     61,816               X                   1         All
Warner Lambert
  Company          Common  934488107     8,678,750    131,000               X                   1         All
Wisconsin Energy
  Corp             Common  976657106     7,128,100    273,495               X                   1         All


Common Stock Total                    $933,990,253 15,886,291



National Australia
  Bank          Preferred  632525309    $3,757,560    120,000               X                   1         All


Preferred Stock Total                   $3,757,560    120,000


GRAND TOTAL                           $937,747,813 16,006,291

                                FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
                                13(f) OF
        THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                   Securities and Exchange Commission
                         Washington, D.C. 20549

      Report for the Calendar Year or Quarter Ended March 31, 1999


            (Please read instructions before preparing form)

                     If amended report check here: ____

Name of Institutional Investment Manager:
Jefferson-Pilot Life Insurance Company


Business Address:
100 North Greene Street         Greensboro       NC         27401
Street                             City        State         Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
Robert A. Reed, Vice President, Secretary and
    Associate General Counsel                     336.691.3375

ATTENTION:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Greensboro and State of North Carolina on the 13th day of May, 1999.

                                 Jefferson-Pilot Life Insurance Company
                                 (Name of Institutional Investment Manager)


                                 /s/ Robert A. Reed
                                 (Conformed Signature of Person Duly Authorized
                                               to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report). (List in alphabetical order.)

    13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.
Name:                                                        13F File No.:
1.
2.
3.
4.

A Form 13F is being filed on behalf of Jefferson-Pilot Life Insurance Company by Jefferson-Pilot Corporation, which owns 100 percent of the outstanding common stock of Jefferson-Pilot Life Insurance Company. Jefferson-Pilot Corporation's report does cover all reportable securities held by Jefferson-Pilot Life Insurance Company.